Bank loans: Additional information (Details) $ in Thousands, $ in Thousands, $ in Thousands										1 Months Ended	12 Months Ended
	Oct. 15, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Dec. 30, 2020 MXN ($)	Sep. 11, 2020 MXN ($)	Jun. 29, 2020 MXN ($)	Apr. 01, 2020 MXN ($)	Oct. 19, 2017 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Sep. 30, 2021	Dec. 30, 2020 USD ($)	Sep. 11, 2020 COP ($)	Apr. 01, 2020 USD ($)
Bank loans:
Increase (decrease) in fair value measurement, liabilities									$ 605,382				$ 3,408,442	$ 535,125,402
Bank loans paid											$ 4,429,334	$ 245,520	$ 152,047
Proceeds from borrowings, classified as financing activities											$ 4,650,000	$ 306,241
Points to add interest rate											1.25%	1.25%
Mexico
Bank loans:
Points to add interest rate											7.00%	7.00%
Colombia (Airplan)
Bank loans:
Points to add interest rate											4.00%
Borrowings, Term						1 year
BBVA Bancomer, S. A.
Bank loans:
Notional amount							$ 1,500,000			$ 2,000,000
Bank loans paid		$ 1,960,000		$ 20,000
Borrowings, interest rate basis							28-Day Interbank Equilibrium Interest Rate (28 Day TIIE) plus 1.5%			TIIE rate of 28 days plus 1.25 points.
Points to add interest rate							1.50%			1.25%
Borrowings, Term							18 months			7 years
BBVA Bancomer, S. A. | Mexico
Bank loans:
Bank loans paid		$ 1,960,000
BBVA Bancomer, S.A. New
Bank loans:
Notional amount	$ 2,000,000
Borrowings, interest rate basis	TIIE rate to 28 days plus an applicable margin
Points to add interest rate															1.50%
Borrowings, Term	7 years
BBVA Bancomer, S.A. New | Net Leverage Index Less Than 1.5X
Bank loans:
Points to add interest rate	1.40%
BBVA Bancomer, S.A. New | Net Leverage Index Between 1.5X and 2.5X
Bank loans:
Points to add interest rate	1.65%
BBVA Bancomer, S.A. New | Net Leverage Index Greater Than 2.5X
Bank loans:
Points to add interest rate	1.90%
BBVA Bancomer, S.A. New | Mexico
Bank loans:
Borrowings, interest rate basis	28-day TIIE rate plus an applicable margin
Borrowings, Term	7 years
Santandar
Bank loans:
Notional amount										$ 2,000,000
Bank loans paid			$ 2,000,000
Borrowings, interest rate basis										28-day TIIE rate plus 1.25 points
Points to add interest rate										1.25%
Borrowings, Term										5 years
Santandar | Mexico
Bank loans:
Bank loans paid			$ 20,000,000
Borrowings, interest rate basis			28-day TIIE rate plus 1.5 points
Points to add interest rate			1.50%
Santandar New
Bank loans:
Notional amount			$ 2,650,000
Borrowings, interest rate basis			28-day TIIE rate plus 1.50 points
Points to add interest rate			1.50%
Bancolombia
Bank loans:
Notional amount						$ 67,041											$ 11,612,000
Borrowings, interest rate basis						DTF rate plus 1.7%
Points to add interest rate						1.70%											1.70%
Borrowings, interest rate						4.43%											4.43%
Borrowings, Term						10 months
Banco Popular De Puerto Rico
Bank loans:
Notional amount					$ 399,010											$ 20,000		$ 10,000
Bank loans paid								$ 239,200
Points to add interest rate					0.50%											0.50%		0.50%
Borrowings, Term					3 years			3 years
Unused credit line (in percent)					0.15%
Banco Popular De Puerto Rico | Mexico
Bank loans:
Borrowings, Term							18 months